UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 85.4%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.9%
Dana Holding Corp.	98,900	$1,532,950
Shiloh Industries Inc.	8,890	84,722
Standard Motor Products Inc.	153,681	2,726,301
Tenneco Inc.	31,600	1,173,940	*

Total Auto Components		5,517,913

Distributors - 0.2%
Core-Mark Holding Co. Inc.	27,747	1,135,962

Diversified Consumer Services - 0.8%
Capella Education Co.	19,600	704,620	*
Coinstar Inc.	59,000	3,749,450	*
Lincoln Educational Services Corp.	41,900	331,429
Sotheby’s Holdings Inc.	4,000	157,360

Total Diversified Consumer Services		4,942,859

Hotels, Restaurants & Leisure - 2.5%
Ameristar Casinos Inc.	163,035	3,037,342
CEC Entertainment Inc.	82,947	3,144,521
Churchill Downs Inc.	12,200	681,980
Cracker Barrel Old Country Store Inc.	56,200	3,135,960
Krispy Kreme Doughnuts Inc.	86,207	629,311	*
Marcus Corp.	11,195	140,497
Papa John’s International Inc.	25,022	942,329	*
Red Robin Gourmet Burgers Inc.	17,259	641,862	*
Ruby Tuesday Inc.	214,900	1,962,037	*
Town Sports International Holdings Inc.	82,078	1,036,645	*

Total Hotels, Restaurants & Leisure		15,352,484

Household Durables - 1.1%
American Greetings Corp., Class A Shares	137,872	2,114,956
Helen of Troy Ltd.	36,600	1,244,766	*
La-Z-Boy Inc.	144,900	2,167,704	*
VOXX International Corp.	80,260	1,088,326	*

Total Household Durables		6,615,752

Internet & Catalog Retail - 0.2%
HSN Inc.	34,352	1,306,406
Nutri/System Inc.	23,700	266,151

Total Internet & Catalog Retail		1,572,557

Leisure Equipment & Products - 0.8%
Leapfrog Enterprises Inc.	282,722	2,363,556	*
Polaris Industries Inc.	21,100	1,522,365
Sturm Ruger & Co. Inc.	21,042	1,033,162

Total Leisure Equipment & Products		4,919,083

Media - 1.6%
Arbitron Inc.	2,518	93,115
Ascent Media Corp., Class A Shares	15,924	758,715	*
Ballantyne Strong Inc.	50,400	268,128	*
Digital Generation Inc.	58,475	597,030	*
Journal Communications Inc.	97,524	549,060	*
National CineMedia Inc.	105,109	1,608,168
Scholastic Corp.	107,032	3,776,089
Sinclair Broadcast Group, Inc.	161,300	1,783,978
Valassis Communications Inc.	15,060	346,380	*

Total Media		9,780,663

Multiline Retail - 0.1%
Dillard’s Inc., Class A Shares	16,000	1,008,320

Specialty Retail - 3.3%
Aaron’s Inc.	15,465	400,543

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Specialty Retail - 3.3% (continued)
America’s Car-Mart Inc.	1,900	$83,562	*
Ann Inc.	135,400	3,877,856	*
Ascena Retail Group Inc.	25,262	1,119,612	*
Cabela’s Inc., Class A Shares	37,026	1,412,542	*
Children’s Place Retail Stores Inc.	6,950	359,107	*
Cost Plus Inc.	73,734	1,319,839	*
Express Inc.	144,400	3,607,112	*
Group 1 Automotive Inc.	33,700	1,892,929
hhgregg Inc.	5,188	59,039	*
Hibbett Sports Inc.	26,351	1,437,447	*
OfficeMax Inc.	215,500	1,232,660	*
Penske Automotive Group Inc.	63,046	1,552,823
Rent-A-Center Inc.	40,081	1,513,058
Sonic Automotive Inc.	21,299	381,465
Wet Seal Inc., Class A Shares	76,500	263,925	*

Total Specialty Retail		20,513,519

Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	4,600	218,270
Iconix Brand Group Inc.	194,366	3,378,081	*
True Religion Apparel Inc.	35,700	978,180	*
Warnaco Group Inc.	24,100	1,407,440	*

Total Textiles, Apparel & Luxury Goods		5,981,971

TOTAL CONSUMER DISCRETIONARY		77,341,083

CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Boston Beer Co. Inc., Class A Shares	5,900	630,061	*
Coca-Cola Bottling Company Consolidated	3,000	188,220

Total Beverages		818,281

Food & Staples Retailing - 1.0%
Andersons Inc.	5,662	275,683
Casey’s General Stores Inc.	17,000	942,820
Harris Teeter Supermarkets Inc.	33,173	1,330,237
Nash Finch Co.	37,600	1,068,592
Pantry Inc.	61,950	805,970	*
Spartan Stores Inc.	39,834	721,792
Susser Holdings Corp.	44,836	1,150,940	*

Total Food & Staples Retailing		6,296,034

Food Products - 1.1%
B&G Foods Inc.	73,400	1,652,234
Cal-Maine Foods Inc.	50,333	1,925,741
Dole Food Co. Inc.	24,480	244,310	*
Fresh Del Monte Produce Inc.	97,900	2,236,036
Hain Celestial Group Inc.	2,471	108,254	*
Smart Balance Inc.	108,000	713,880	*

Total Food Products		6,880,455

Personal Products - 0.6%
Nu Skin Enterprises Inc., Class A Shares	50,165	2,905,055
USANA Health Sciences Inc.	24,180	902,640	*

Total Personal Products		3,807,695

TOTAL CONSUMER STAPLES		17,802,465

ENERGY - 5.7%
Energy Equipment & Services - 2.2%
Basic Energy Services Inc.	128,200	2,224,270	*
Global Geophysical Services Inc.	31,292	332,008	*
GulfMark Offshore Inc., Class A Shares	21,558	990,806	*
Helix Energy Solutions Group Inc.	104,800	1,865,440	*
Key Energy Services Inc.	188,500	2,912,325	*
Matrix Service Co.	64,000	896,640	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Energy Equipment & Services - 2.2% (continued)
Newpark Resources Inc.	79,690	$652,661	*
Parker Drilling Co.	313,905	1,874,013	*
RPC Inc.	50,482	535,614
Tesco Corp.	18,760	266,204	*
Tetra Technology Inc.	57,367	1,512,194	*

Total Energy Equipment & Services		14,062,175

Oil, Gas & Consumable Fuels - 3.5%
Cloud Peak Energy Inc.	70,400	1,121,472	*
CVR Energy Inc.	70,049	1,873,811	*
Energy XXI (Bermuda) Ltd.	55,783	2,014,324	*
Golar LNG Ltd.	9,800	372,890
Patriot Coal Corp.	25,600	159,744	*
Rosetta Resources Inc.	62,060	3,026,046	*
Stone Energy Corp.	136,900	3,913,971	*
Targa Resources Corp.	34,454	1,565,934
VAALCO Energy Inc.	315,702	2,983,384	*
Western Refining Inc.	242,200	4,558,204

Total Oil, Gas & Consumable Fuels		21,589,780

TOTAL ENERGY		35,651,955

FINANCIALS - 16.1%
Capital Markets - 0.6%
American Capital Ltd.	89,500	775,965	*
Prospect Energy Corp.	248,254	2,725,829

Total Capital Markets		3,501,794

Commercial Banks - 3.3%
BancorpSouth Inc.	44,800	603,456
Bank of Marin Bancorp	1,400	53,214
Bank of the Ozarks Inc.	51,020	1,594,885
Banner Corp.	3,117	68,668
Cathay General Bancorp	23,700	419,490
City Holding Co.	14,864	516,078
Community Bank System Inc.	46,780	1,346,328
Community Trust Bancorp Inc.	24,089	772,534
CVB Financial Corp.	25,770	302,540
First Financial Bancorp	17,600	304,480
First Interstate BancSystem Inc., Class A Shares	3,350	48,977
Hanmi Financial Corp.	154,230	1,560,808	*
Investors Bancorp Inc.	17,500	262,850	*
Lakeland Financial Corp.	17,932	466,770
NBT Bancorp Inc.	34,590	763,747
Old National Bancorp	120,066	1,577,667
PacWest Bancorp	82,650	2,008,395
Southside Bancshares Inc.	28,450	628,745
State Bank Financial Corp.	28,877	505,636	*
SVB Financial Group	16,300	1,048,742	*
Texas Capital Bancshares Inc.	55,185	1,910,505	*
UMB Financial Corp.	30,680	1,372,470
Webster Financial Corp.	32,400	734,508
Wesbanco Inc.	67,800	1,365,492

Total Commercial Banks		20,236,985

Consumer Finance - 0.9%
Cash America International Inc.	43,507	2,085,291
DFC Global Corp.	91,236	1,721,623	*
EZCORP Inc., Class A Shares	62,100	2,015,455	*
World Acceptance Corp.	1,851	113,374	*

Total Consumer Finance		5,935,743

Diversified Financial Services - 0.1%
Portfolio Recovery Associates Inc.	13,200	946,704	*

Insurance - 3.0%
Alterra Capital Holdings Ltd.	12,115	278,403

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Insurance - 3.0% (continued)
American Equity Investment Life Holding Co.	197,550	$2,522,714
AmTrust Financial Services Inc.	117,300	3,153,024
CNO Financial Group Inc.	513,815	3,997,481	*
Delphi Financial Group, Class A Shares	28,575	1,279,303
Enstar Group Ltd.	1,700	168,283	*
Flagstone Reinsurance Holdings SA	50,899	400,575
Horace Mann Educators Corp.	8,700	153,294
Meadowbrook Insurance Group Inc.	93,297	870,461
Montpelier Re Holdings Ltd.	37,023	715,284
National Financial Partners Corp.	201,715	3,053,965	*
National Interstate Corp.	10,352	264,804
Tower Group Inc.	67,619	1,516,694

Total Insurance		18,374,285

Real Estate Investment Trusts (REITs) - 7.4%
Agree Realty Corp.	10,620	239,800
Anworth Mortgage Asset Corp.	167,750	1,103,795
Ashford Hospitality Trust	91,920	828,199
Capstead Mortgage Corp.	202,721	2,657,672
CBL & Associates Properties Inc.	215,400	4,075,368
Colonial Properties Trust	37,941	824,458
Cousins Properties Inc.	128,393	973,219
CubeSmart	94,940	1,129,786
DCT Industrial Trust Inc.	585,924	3,456,952
EastGroup Properties Inc.	8,565	430,134
Entertainment Properties Trust	7,122	330,318
Extra Space Storage Inc.	63,700	1,833,923
First Industrial Realty Trust Inc.	104,290	1,287,981	*
Getty Realty Corp.	37,000	576,460
Gladstone Commercial Corp.	9,500	163,495
Hatteras Financial Corp.	133,045	3,711,955
Highwoods Properties Inc.	9,590	319,539
Home Properties Inc.	26,600	1,622,866
Invesco Mortgage Capital Inc.	211,900	3,740,035
LTC Properties Inc.	33,650	1,076,800
MFA Mortgage Investments Inc.	335,100	2,503,197
National Retail Properties Inc.	76,100	2,069,159
Newcastle Investment Corp.	399,820	2,510,870
NorthStar Realty Finance Corp.	388,820	2,103,516
Pennsylvania Real Estate Investment Trust	19,200	293,184
Pennymac Mortgage Investment Trust	81,131	1,514,716
PS Business Parks Inc.	4,000	262,160
Sunstone Hotel Investors Inc.	145,213	1,414,375	*
Two Harbors Investment Corp.	265,112	2,688,236

Total Real Estate Investment Trusts (REITs)		45,742,168

Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	109,600	1,080,656
First Defiance Financial Corp.	15,087	254,367
Ocwen Financial Corp.	195,023	3,048,209	*
Provident New York Bancorp	47,980	405,911

Total Thrifts & Mortgage Finance		4,789,143

TOTAL FINANCIALS		99,526,822

HEALTH CARE - 11.5%
Biotechnology - 2.0%
Cepheid Inc.	18,621	778,916	*
Cubist Pharmaceuticals Inc.	106,201	4,593,193	*
Enzon Pharmaceuticals Inc.	18,700	127,908	*
Neurocrine Biosciences Inc.	53,400	425,598	*
Onyx Pharmaceuticals Inc.	33,300	1,254,744	*
PDL BioPharma Inc.	441,350	2,802,573
Pharmacyclics Inc.	16,950	470,532	*
SciClone Pharmaceuticals Inc.	345,780	2,181,872	*

Total Biotechnology		12,635,336

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.5%
CONMED Corp.	36,286	$1,083,863
Cyberonics Incorporated	17,200	655,836	*
Integra LifeSciences Holdings Corp.	71,859	2,492,789	*
Invacare Corp.	135,276	2,241,523
Kensey Nash Corp.	34,040	996,010
Masimo Corp.	94,804	2,216,518	*
Natus Medical Inc.	4,200	50,106	*
Sirona Dental Systems Inc.	23,682	1,220,570	*
STERIS Corp.	127,959	4,046,064
Wright Medical Group Inc.	19,100	369,012	*

Total Health Care Equipment & Supplies		15,372,291

Health Care Providers & Services - 3.2%
Amedisys Inc.	65,771	951,049	*
Bio-Reference Laboratories Inc.	88,994	2,092,249	*
BioScrip Inc.	23,900	162,281	*
Centene Corp.	52,732	2,582,286	*
Chemed Corp.	20,080	1,258,614
Five Star Quality Care Inc.	42,481	144,860	*
Gentiva Health Services Inc.	36,430	318,398	*
Magellan Health Services Inc.	59,410	2,899,802	*
National Healthcare Corp.	7,700	350,812
Owens & Minor Inc.	34,478	1,048,476
PharMerica Corp.	126,100	1,567,423	*
PSS World Medical Inc.	33,620	851,931	*
Radnet Inc.	19,500	62,010	*
Skilled Healthcare Group Inc., Class A Shares	53,430	409,274	*
Universal American Corp.	179,280	1,932,638
WellCare Health Plans Inc.	40,041	2,878,147	*

Total Health Care Providers & Services		19,510,250

Health Care Technology - 0.0%
Merge Healthcare Inc.	38,072	222,721	*

Life Sciences Tools & Services - 0.3%
Affymetrix Inc.	160,610	685,805	*
Bio-Rad Laboratories Inc., Class A Shares	12,512	1,297,369	*

Total Life Sciences Tools & Services		1,983,174

Pharmaceuticals - 3.5%
Ista Pharmaceuticals Inc.	55,053	496,028	*
Medicines Co.	171,033	3,432,632	*
Medicis Pharmaceutical Corp., Class A Shares	106,840	4,016,116
Par Pharmaceutical Cos. Inc.	100,771	3,902,861	*
Questcor Pharmaceuticals Inc.	106,400	4,002,768	*
Santarus Inc.	242,804	1,420,403	*
ViroPharma Inc.	140,250	4,217,317	*

Total Pharmaceuticals		21,488,125

TOTAL HEALTH CARE		71,211,897

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.3%
Ceradyne Inc.	29,900	973,544
Cubic Corp.	58,800	2,780,064
Curtiss-Wright Corp.	97,214	3,597,890
DigitalGlobe Inc.	20,900	278,806	*
Esterline Technologies Corp.	45,303	3,237,352	*
GenCorp Inc.	217,960	1,547,516	*
HEICO Corp.	9,200	474,628
Teledyne Technologies Inc.	19,630	1,237,672	*

Total Aerospace & Defense		14,127,472

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.2%
Pacer International Inc.	135,290	$855,033	*
Park-Ohio Holdings Corp.	26,503	531,385	*

Total Air Freight & Logistics		1,386,418

Airlines - 0.9%
Alaska Air Group Inc.	35,692	1,278,487	*
Hawaiian Holdings Inc.	37,407	195,639	*
JetBlue Airways Corp.	377,510	1,846,024	*
US Airways Group Inc.	303,200	2,301,288	*

Total Airlines		5,621,438

Building Products - 0.1%
Apogee Enterprises Inc.	2,500	32,375
Gibraltar Industries Inc.	42,090	637,664	*

Total Building Products		670,039

Commercial Services & Supplies - 1.9%
Brink’s Co.	36,800	878,416
Cenveo Inc.	223,043	753,885	*
Consolidated Graphics Inc.	44,425	2,010,231	*
Deluxe Corp.	21,979	514,748
Knoll Inc.	68,370	1,137,677
Multi-Color Corp.	9,037	203,423
Steelcase Inc., Class A Shares	225,557	2,165,347
Sykes Enterprises Inc.	36,000	568,800	*
TeleTech Holdings Inc.	36,800	592,480	*
Unifirst Corp.	26,240	1,615,072
United Stationers Inc.	22,493	697,958
Viad Corp.	19,737	383,490

Total Commercial Services & Supplies		11,521,527

Construction & Engineering - 2.4%
Dycom Industries Inc.	92,425	2,159,048	*
EMCOR Group Inc.	132,127	3,662,560
Granite Construction Inc.	75,595	2,172,600
Great Lakes Dredge and Dock Co.	446,580	3,224,308
Michael Baker Corp.	21,250	506,812	*
MYR Group Inc.	142,237	2,540,353	*
Pike Electric Corp.	28,900	237,847	*
Sterling Construction Co. Inc.	16,545	161,314	*

Total Construction & Engineering		14,664,842

Electrical Equipment - 0.3%
Generac Holdings Inc.	77,867	1,911,635	*

Industrial Conglomerates - 0.4%
Standex International Corp.	21,026	866,061
Tredegar Corp.	68,121	1,334,490

Total Industrial Conglomerates		2,200,551

Machinery - 1.7%
Cascade Corp.	16,700	837,004
Freightcar America Inc.	7,747	174,230
Kadant Inc.	35,450	844,419	*
L.B. Foster Co., Class A	47,230	1,346,527
Miller Industries Inc.	45,053	762,297
NACCO Industries Inc., Class A Shares	16,464	1,915,916
Sauer-Danfoss Inc.	20,400	958,800
TriMas Corp.	17,570	393,392	*
Watts Water Technologies Inc., Class A Shares	46,427	1,891,900
Woodward Inc.	34,959	1,497,294

Total Machinery		10,621,779

Professional Services - 1.4%
CRA International Inc.	5,300	133,666	*
FTI Consulting Inc.	53,120	1,993,062	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Professional Services - 1.4% (continued)
Huron Consulting Group Inc.	22,800	$856,368	*
ICF International Inc.	46,393	1,176,991	*
Insperity Inc.	57,233	1,753,619
Kelly Services Inc.	22,800	364,572
Korn/Ferry International	32,277	540,640	*
Navigant Consulting Inc.	156,357	2,174,926	*

Total Professional Services		8,993,844

Road & Rail - 1.9%
Arkansas Best Corp.	18,800	353,628
Avis Budget Group Inc.	97,096	1,373,908	*
Dollar Thrifty Automotive Group	47,500	3,843,225	*
Marten Transport Ltd.	46,486	1,025,946
Old Dominion Freight Line Inc.	42,900	2,045,043	*
Quality Distribution Inc.	79,616	1,097,109	*
Saia Inc.	39,635	674,191	*
Werner Enterprises Inc.	63,200	1,571,152

Total Road & Rail		11,984,202

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc.	26,492	501,229	*
TAL International Group Inc.	32,568	1,195,571
United Rentals Inc.	44,500	1,908,605	*

Total Trading Companies & Distributors		3,605,405

TOTAL INDUSTRIALS		87,309,152

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.6%
ADTRAN Inc.	600	18,714
Anaren Inc.	19,110	350,668	*
Emulex Corp.	199,500	2,070,810	*
Harmonic Inc.	337,919	1,848,417	*
InterDigital Inc.	9,333	325,348
Ixia	65,800	821,842	*
NETGEAR Inc.	87,993	3,361,333	*
Oplink Communications Inc.	21,013	359,322	*
Plantronics Inc.	16,200	652,212
Powerwave Technologies Inc.	21,072	43,198	*

Total Communications Equipment		9,851,864

Computers & Peripherals - 0.2%
Cray Inc.	44,140	323,105	*
Datalink Corp.	18,500	176,120	*
Electronics for Imaging Inc.	10,700	177,834	*
Immersion Corp.	430	2,348	*
Intermec Inc.	59,400	459,162	*

Total Computers & Peripherals		1,138,569

Electronic Equipment, Instruments & Components - 3.1%
Aeroflex Holding Corp.	16,200	180,468	*
Anixter International Inc.	53,900	3,909,367	*
Brightpoint Inc.	253,832	2,043,348	*
Checkpoint Systems Inc.	23,235	262,091	*
CTS Corp.	20,880	219,658
Daktronics Inc.	31,900	283,591
DDi Corp.	22,200	270,840
DTS Inc.	7,800	235,716	*
Insight Enterprises Inc.	57,610	1,263,387	*
KEMET Corp.	265,459	2,484,696	*
MTS System Corp.	6,600	350,394
Newport Corp.	40,448	716,738	*
Plexus Corp.	57,436	2,009,686	*
Pulse Electronics Corp.	65,310	163,928
Sanmina-SCI Corp.	122,700	1,404,915	*
SYNNEX Corp.	82,060	3,129,768	*
Vishay Precision Group Inc.	12,400	183,892	*

Total Electronic Equipment, Instruments & Components		19,112,483

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Internet Software & Services - 1.0%
DealerTrack Holdings Inc.	20,300	$614,278	*
Digital River Inc.	101,100	1,891,581	*
j2 Global Inc.	1,880	53,919
Keynote Systems Inc.	6,400	126,464
OpenTable Inc.	5,700	230,679	*
United Online Inc.	222,324	1,087,164
Vocus Inc.	150,300	1,991,475	*

Total Internet Software & Services		5,995,560

IT Services - 2.0%
Acxiom Corp.	68,216	1,001,411	*
CACI International Inc., Class A Shares	50,200	3,126,958	*
Ciber Inc.	295,278	1,251,979	*
Convergys Corp.	237,750	3,173,962	*
CSG Systems International Inc.	56,376	853,533	*
Global Cash Access Inc.	123,882	966,279	*
ManTech International Corp., Class A Shares	9,200	317,032
Syntel Inc.	2,823	158,088
TNS Inc.	28,200	612,786	*
Unisys Corp.	27,950	551,174	*
Virtusa Corp.	22,159	382,686	*

Total IT Services		12,395,888

Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology Inc.	297,905	1,830,626	*
Amtech Systems Inc.	49,000	408,170	*
Applied Micro Circuits Corp.	17,252	119,729	*
ATMI Inc.	2,260	52,658	*
Cirrus Logic Inc.	73,600	1,751,680	*
Diodes Inc.	33,800	783,484	*
DSP Group Inc.	65,651	437,236	*
GT Advanced Technologies Inc.	110,288	912,082	*
Integrated Device Technology Inc.	210,435	1,504,610	*
Integrated Silicon Solutions Inc.	151,081	1,686,064	*
IXYS Corp.	25,000	330,000	*
Kopin Corp.	69,504	282,881	*
Kulicke & Soffa Industries Inc.	172,200	2,140,446	*
Microsemi Corp.	33,700	722,528	*
Photronics Inc.	446,094	2,966,525	*
RF Micro Devices Inc.	321,900	1,603,062	*
Sigma Designs Inc.	78,083	404,470	*
Standard Microsystems Corp.	24,400	631,228	*
Tessera Technologies Inc.	18,150	313,088	*

Total Semiconductors & Semiconductor Equipment		18,880,567

Software - 3.5%
ACI Worldwide Inc.	35,197	1,417,383	*
Actuate Corp.	181,304	1,138,589	*
EPIQ Systems Inc.	40,940	495,374
Fair Isaac Corp.	71,800	3,152,020
Mentor Graphics Corp.	96,932	1,440,410	*
Net 1 UEPS Technologies Inc.	44,910	405,986	*
NetScout Systems Inc.	85,665	1,742,426	*
Parametric Technology Corp.	112,241	3,136,014	*
Progress Software Corp.	156,573	3,698,254	*
Take-Two Interactive Software Inc.	94,400	1,452,344	*
Telecommunication Systems Inc., Class A Shares	169,501	471,213	*
Websense Inc.	162,500	3,427,125	*

Total Software		21,977,138

TOTAL INFORMATION TECHNOLOGY		89,352,069

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
MATERIALS - 4.6%
Chemicals - 2.0%
H.B. Fuller Co.	73,232	$2,404,207
Innophos Holdings Inc.	54,720	2,742,566
Koppers Holdings Inc.	51,933	2,002,536
PolyOne Corp.	108,750	1,566,000
Spartech Corp.	19,900	97,112	*
TPC Group Inc.	36,400	1,609,244	*
W.R. Grace and Co.	24,350	1,407,430	*
Westlake Chemical Corp.	7,800	505,362

Total Chemicals		12,334,457

Metals & Mining - 1.8%
Century Aluminum Co.	81,350	722,388	*
Coeur d’Alene Mines Corp.	144,800	3,437,552	*
Golden Star Resources Ltd.	915,653	1,703,115	*
Handy & Harman Ltd.	11,000	158,840	*
Hecla Mining Co.	485,600	2,243,472
Jaguar Mining Inc.	255,360	1,192,531	*
Noranda Aluminium Holding Corp.	137,500	1,370,875
Olympic Steel Inc.	3,000	72,000
Worthington Industries Inc.	27,000	517,860

Total Metals & Mining		11,418,633

Paper & Forest Products - 0.8%
Buckeye Technologies Inc.	76,217	2,589,092
Domtar Corp.	5,800	553,204
Neenah Paper Inc.	59,973	1,783,597

Total Paper & Forest Products		4,925,893

TOTAL MATERIALS		28,678,983

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
General Communication Inc., Class A Shares	11,800	102,896	*
HickoryTech Corp.	12,100	125,114
Vonage Holdings Corp.	936,063	2,068,699	*

Total Diversified Telecommunication Services		2,296,709

Wireless Telecommunication Services - 0.3%
USA Mobility Inc.	129,611	1,805,481

TOTAL TELECOMMUNICATION SERVICES		4,102,190

UTILITIES - 2.9%
Electric Utilities - 1.2%
El Paso Electric Co.	96,250	3,127,162
Portland General Electric Co.	118,522	2,960,680
Unisource Energy Corp.	37,350	1,365,890

Total Electric Utilities		7,453,732

Gas Utilities - 0.5%
Piedmont Natural Gas Co. Inc.	16,984	527,693
Southwest Gas Corp.	64,775	2,768,483

Total Gas Utilities		3,296,176

Multi-Utilities - 1.2%
Avista Corp.	128,650	3,290,867
NorthWestern Corp.	106,550	3,778,263

Total Multi-Utilities		7,069,130

TOTAL UTILITIES		17,819,038

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $486,683,441)		528,795,654

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 36.0%
Repurchase Agreements - 36.0%
Bank of America repurchase agreement dated 3/30/12; Proceeds at Maturity - $222,927,593, (Fully collateralized by U.S. government obligations, 2.375% due 2/28/15; Market Value - $227,591,351) (Cost - $222,927,518)	0.010%	4/2/12	$222,927,518	$222,927,518

TOTAL INVESTMENTS - 121.4% (Cost - $709,610,959#)				751,723,172
Liabilities in Excess of Other Assets - (21.4)%				(132,348,178)

TOTAL NET ASSETS - 100.0%				$619,374,994

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective April 30, 2012, the Fund reorganized as a new series of a Maryland statutory trust, the Legg Mason Global Asset Management Trust, which is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$528,795,654	—	—	$528,795,654
Short-term investments†	—	$222,927,518	—	222,927,518

Total investments	$528,795,654	$222,927,518	—	$751,723,172

Other financial instruments:
Futures contracts	$117,627	—	—	$117,627

Total	$528,913,281	$222,927,518	—	$751,840,799

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$60,940,178
Gross unrealized depreciation	(18,827,965)

Net unrealized appreciation	$42,112,213

At March 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Russell 2000 Mini Index Futures	1,028	6/12	$84,969,933	$85,087,560	$117,627

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2012.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Equity Risk	$117,627	—	$117,627

During the period ended March 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$21,271,890

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012